Subsequent Events (Details Narrative)		1 Months Ended
	Nov. 05, 2024	Jun. 20, 2025	Apr. 15, 2025
Lead Lender [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maturity date	Jun. 19, 2025	Feb. 27, 2026	Dec. 18, 2025